PROPERTY, PLANT AND EQUIPMENT - Changes in Carrying Amount of Right-of-use Assets (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets	€ 774	€ 774
Additions		12,760
Depreciation		(17,067)
Translation differences and other movements		(2,237)
Right-of-use assets	64,309	57,765
Industrial buildings
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets	9	9
Additions		3,532
Depreciation		(4,664)
Translation differences and other movements		(269)
Right-of-use assets	17,235	15,834
Plant, machinery and equipment
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets	0	0
Additions		2,800
Depreciation		(5,023)
Translation differences and other movements		(176)
Right-of-use assets	10,011	7,612
Other assets
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets	765	765
Additions		6,428
Depreciation		(7,380)
Translation differences and other movements		(1,792)
Right-of-use assets	37,063	34,319
Impact of IFRS 16 adoption
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Additions	63,535
Depreciation		€ (17,067)
Right-of-use assets	63,535
Impact of IFRS 16 adoption | Industrial buildings
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets	17,226
Impact of IFRS 16 adoption | Plant, machinery and equipment
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets	10,011
Impact of IFRS 16 adoption | Other assets
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets	€ 36,298